Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Acquired finite lived intangible assets [Line Items]
Finite-lived intangible assets, accumulated amortization	$ (60,028)		$ (46,004)
Finite-lived intangible assets, net	292,144		97,564
Acquired indefinite lived intangible assets [Line Items]
Acquired indefinite-lived intangible asset, gross carrying amount	66,895		71,013
Aggregate amortization expense [Abstract]
Amortization expense, excluding impairment charges	19,542		16,869
Impairment charges	7,800		2,000
Estimated amortization expense[Abstract]
Year ending December 31, 2011	58,213
Year ending December 31, 2012	50,875
Year ending December 31, 2013	43,214
Year ending December 31, 2014	35,954
Year ending December 31, 2015	30,343
Intangible assets, net [Abstract]
Amortizable intangible assets, net of accumulated amortization	292,144		97,564
Indefinite-lived cable television franchises	1,240,228		731,848
Other indefinite-lived intangibles assets	66,895		71,013
Goodwill	442,067		275,037
Total intangible assets, net	2,041,334		1,175,462
Goodwill [Roll forward]
Gross goodwill, beginning of period	609,095		608,718
Accumulated impairment losses, beginning of period	(334,058)		(334,058)
Goodwill, net of accumulated impairment losses, beginning of period	275,037		247,660
Adjustments to preliminary purchase price allocations			377
Preliminary purchase price allocation related to the Bresnan Cable acquisition/Other acquisitions	167,030		0
Gross goodwill, end of period	776,125		609,095
Accumulated impairment losses, end of period	(334,058)		(334,058)
Goodwill, net of accumulated impairment losses, end of period	442,067		275,037
Other Amortizable Intangible Assets [Member]
Acquired finite lived intangible assets [Line Items]
Finite-lived intangible assets, gross carrying amount	352,172		143,568
Finite-lived intangible assets, accumulated amortization	(60,028)		(46,004)
Finite-lived intangible assets, net	292,144		97,564
Intangible assets, net [Abstract]
Amortizable intangible assets, net of accumulated amortization	292,144		97,564
Other Amortizable Intangible Assets [Member] | Customer relationships [Member]
Acquired finite lived intangible assets [Line Items]
Finite-lived intangible assets, gross carrying amount	256,663		45,229
Finite-lived intangible assets, accumulated amortization	(16,677)		(9,036)
Estimated useful lives, minimum (in years)	7
Estimated useful lives, maximum (in years)	18
Other Amortizable Intangible Assets [Member] | Advertiser Relationships [Member]
Acquired finite lived intangible assets [Line Items]
Finite-lived intangible assets, gross carrying amount	33,294		33,294
Finite-lived intangible assets, accumulated amortization	(10,174)		(5,692)
Estimated useful lives, minimum (in years)	4
Estimated useful lives, maximum (in years)	10
Other Amortizable Intangible Assets [Member] | Other Amortizable Intangibles [Member]
Acquired finite lived intangible assets [Line Items]
Finite-lived intangible assets, gross carrying amount	62,215		65,045
Finite-lived intangible assets, accumulated amortization	(33,177)		(31,276)
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	28
FCC Licenses and Other Intangibles [Member]
Acquired indefinite lived intangible assets [Line Items]
Acquired indefinite-lived intangible asset, gross carrying amount	10,595		6,913
Trademarks [Member]
Acquired indefinite lived intangible assets [Line Items]
Acquired indefinite-lived intangible asset, gross carrying amount	56,300		64,100
Telecommunications Services [Member]
Intangible assets, net [Abstract]
Goodwill	422,807		255,777
Goodwill [Roll forward]
Gross goodwill, beginning of period	255,777		255,300
Accumulated impairment losses, beginning of period	0		0
Goodwill, net of accumulated impairment losses, beginning of period	255,777		255,300
Adjustments to preliminary purchase price allocations			477	[1]
Preliminary purchase price allocation related to the Bresnan Cable acquisition/Other acquisitions	167,030		0
Gross goodwill, end of period	422,807		255,777
Accumulated impairment losses, end of period	0		0
Goodwill, net of accumulated impairment losses, end of period	422,807		255,777
Rainbow [Member]
Goodwill [Roll forward]
Preliminary purchase price allocation related to the Bresnan Cable acquisition/Other acquisitions	0
Other [Member]
Intangible assets, net [Abstract]
Goodwill	19,260		19,260
Goodwill [Roll forward]
Gross goodwill, beginning of period	353,318		353,418
Accumulated impairment losses, beginning of period	(334,058)	[2]	(334,058)	[2]
Goodwill, net of accumulated impairment losses, beginning of period	19,260		19,360
Adjustments to preliminary purchase price allocations			(100)
Preliminary purchase price allocation related to the Bresnan Cable acquisition/Other acquisitions	0		0
Gross goodwill, end of period	353,318		353,318
Accumulated impairment losses, end of period	(334,058)	[2]	(334,058)	[2]
Goodwill, net of accumulated impairment losses, end of period	$ 19,260		$ 19,260

[1]	Adjustment to purchase accounting related to the acquisition of 4Connections LLC which is included in the Optimum Lightpath reporting unit.
[2]	Relates primarily to the Newsday impairment charge recognized in 2008.